Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets	Prepaid expenses and other current assets consist of the following:
	March 31,
	2022	2023
Value added tax recoverable	$27	$-
Rental and utility deposit	25	23
Advance to suppliers	260	129
Prepayment	649	429
Dividend receivable	115	164
Others	850	404
	$1,926	$1,149